NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: F. Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2023
Policies
F. Fair Value of Financial Instruments

F.Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, and other payables and accrued expenses approximated their fair values as of December 31, 2023 and 2022 due to their short-term nature.